SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Amount	[1]	$ 1,098	$ 7,702
Investment one [Member]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Amount	[1]	$ 498	$ 5,050
Maturity date		Mar. 07, 2016
Notice period for maturity			95 days
Annual interest		0.70%	0.75%
Investment two [Member]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Amount	[1]	$ 600	$ 2,000
Maturity date		Dec. 31, 2016	Feb. 01, 2015
Annual interest		1.04%	0.65%
Investment three [Member]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Amount	[1]		$ 600
Maturity date			May 28, 2015
Annual interest			0.40%
Investment four [Member]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Amount	[1]		$ 52
Maturity date			Dec. 31, 2015

[1]	Includes restricted cash deposit. See Note 8a.